SCHEDULE OF CHANGES IN NOTE DISCOUNTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	$ 592,660	$ 53,614	$ 97,832
Note discounts issued in conjunction with debt in 2022		1,015,039	65,230
2023 accretion of note discounts	(1,191,625)	(425,993)	(109,448)
Note discounts issued in conjunction with debt in 2023	970,200	1,015,039
Note discounts as of June 30, 2023	421,235	592,660	53,614
Convertible notes payable, net, as of June 30, 2023	2,630,281	$ 1,636,656	$ 647,202
Effective interest rate		19.00%		39.00%
Note discounts as of December 31, 2022	642,660
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021		$ 34,176	$ 73,418
Note discounts issued in conjunction with debt in 2022			41,580
2023 accretion of note discounts		(34,176)	(80,822)
Note discounts issued in conjunction with debt in 2023
Note discounts as of June 30, 2023			34,176
Convertible notes payable, net, as of June 30, 2023	457,380	$ 457,380	$ 423,204
Effective interest rate		7.00%	11.00%
Note discounts as of December 31, 2022
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021		$ 4,521	$ 5,830
Note discounts issued in conjunction with debt in 2022			5,500
2023 accretion of note discounts		(4,521)	(6,809)
Note discounts issued in conjunction with debt in 2023
Note discounts as of June 30, 2023			4,521
Convertible notes payable, net, as of June 30, 2023	60,500	$ 60,500	$ 55,979
Effective interest rate		7.00%	11.00%
Note discounts as of December 31, 2022
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021		$ 14,917	$ 18,584
Note discounts issued in conjunction with debt in 2022			18,150
2023 accretion of note discounts		(14,917)	(21,817)
Note discounts issued in conjunction with debt in 2023
Note discounts as of June 30, 2023			14,917
Convertible notes payable, net, as of June 30, 2023	182,936	$ 182,936	$ 168,019
Effective interest rate		8.00%	12.00%
Note discounts as of December 31, 2022
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	25,480
Note discounts issued in conjunction with debt in 2022		113,418
2023 accretion of note discounts	(25,480)	(87,938)
Note discounts issued in conjunction with debt in 2023		113,418
Note discounts as of June 30, 2023		25,480
Convertible notes payable, net, as of June 30, 2023	220,000	$ 194,520
Effective interest rate		40.00%		12.00%
Note discounts as of December 31, 2022	25,480
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	14,478
Note discounts issued in conjunction with debt in 2022		44,786
2023 accretion of note discounts	(14,478)	(30,308)
Note discounts issued in conjunction with debt in 2023		44,786
Note discounts as of June 30, 2023		14,478
Convertible notes payable, net, as of June 30, 2023	110,000	$ 95,522
Effective interest rate		28.00%		13.00%
Note discounts as of December 31, 2022	14,478
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	15,951
Note discounts issued in conjunction with debt in 2022		44,787
2023 accretion of note discounts	(15,951)	(28,836)
Note discounts issued in conjunction with debt in 2023		44,787
Note discounts as of June 30, 2023		15,951
Convertible notes payable, net, as of June 30, 2023	110,000	$ 94,049
Effective interest rate		26.00%		15.00%
Note discounts as of December 31, 2022	15,951
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	9,493
Note discounts issued in conjunction with debt in 2022		22,794
2023 accretion of note discounts	(9,493)	(13,301)
Note discounts issued in conjunction with debt in 2023		22,794
Note discounts as of June 30, 2023		9,493
Convertible notes payable, net, as of June 30, 2023	55,000	$ 45,507
Effective interest rate		24.00%		17.00%
Note discounts as of December 31, 2022	9,493
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	16,525
Note discounts issued in conjunction with debt in 2022		34,861
2023 accretion of note discounts	(16,525)	(18,336)
Note discounts issued in conjunction with debt in 2023		34,861
Note discounts as of June 30, 2023		16,525
Convertible notes payable, net, as of June 30, 2023	82,500	$ 65,975
Effective interest rate		22.00%		20.00%
Note discounts as of December 31, 2022	16,525
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	69,569
Note discounts issued in conjunction with debt in 2022		140,289
2023 accretion of note discounts	(69,569)	(70,720)
Note discounts issued in conjunction with debt in 2023		140,289
Note discounts as of June 30, 2023		69,569
Convertible notes payable, net, as of June 30, 2023	324,500	$ 271,431
Effective interest rate		21.00%		21.00%
Note discounts as of December 31, 2022	69,569
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	31,788
Note discounts issued in conjunction with debt in 2022		64,104
2023 accretion of note discounts	(31,788)	(32,316)
Note discounts issued in conjunction with debt in 2023		64,104
Note discounts as of June 30, 2023		31,788
Convertible notes payable, net, as of June 30, 2023	110,000	$ 78,212
Effective interest rate		29.00%		29.00%
Note discounts as of December 31, 2022	31,788
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	42,506
Note discounts issued in conjunction with debt in 2022		82,500
2023 accretion of note discounts	(37,131)	(39,994)
Note discounts issued in conjunction with debt in 2023		82,500
Note discounts as of June 30, 2023	5,375	42,506
Convertible notes payable, net, as of June 30, 2023	77,125	$ 39,994
Effective interest rate		48.00%		45.00%
Note discounts as of December 31, 2022	42,506
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	60,126
Note discounts issued in conjunction with debt in 2022		110,000
2023 accretion of note discounts	(49,506)	(49,874)
Note discounts issued in conjunction with debt in 2023		110,000
Note discounts as of June 30, 2023	10,620	60,126
Convertible notes payable, net, as of June 30, 2023	99,380	$ 49,874
Effective interest rate		45.00%		45.00%
Note discounts as of December 31, 2022	60,126
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	86,329
Note discounts issued in conjunction with debt in 2022		110,000
2023 accretion of note discounts	(49,509)	(23,671)
Note discounts issued in conjunction with debt in 2023		110,000
Note discounts as of June 30, 2023	36,820	86,329
Convertible notes payable, net, as of June 30, 2023	73,180	$ 23,671
Effective interest rate		22.00%		45.00%
Note discounts as of December 31, 2022	86,329
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	69,678
Note discounts issued in conjunction with debt in 2022		82,500
2023 accretion of note discounts	(37,132)	(12,822)
Note discounts issued in conjunction with debt in 2023		82,500
Note discounts as of June 30, 2023	32,546	69,678
Convertible notes payable, net, as of June 30, 2023	49,954	$ 12,822
Effective interest rate		16.00%		45.00%
Note discounts as of December 31, 2022	69,678
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	47,274
Note discounts issued in conjunction with debt in 2022		55,000
2023 accretion of note discounts	(24,756)	(7,726)
Note discounts issued in conjunction with debt in 2023		55,000
Note discounts as of June 30, 2023	22,518	47,274
Convertible notes payable, net, as of June 30, 2023	32,482	$ 7,726
Effective interest rate		14.00%		45.00%
Note discounts as of December 31, 2022	47,274
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	103,463
Note discounts issued in conjunction with debt in 2022		110,000
2023 accretion of note discounts	(49,509)	(6,537)
Note discounts issued in conjunction with debt in 2023		110,000
Note discounts as of June 30, 2023	53,954	103,463
Convertible notes payable, net, as of June 30, 2023	56,046	$ 6,537
Effective interest rate		6.00%		45.00%
Note discounts as of December 31, 2022	103,463
Convertible Promissory Note Other [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	50,000
Note discounts issued in conjunction with debt in 2022
2023 accretion of note discounts	(50,000)	50,000
Note discounts issued in conjunction with debt in 2023
Note discounts as of June 30, 2023		50,000
Convertible notes payable, net, as of June 30, 2023		$ (50,000)
Effective interest rate
Note discounts as of December 31, 2022	50,000
Convertible Promissory Note Seventeenth [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021
Note discounts issued in conjunction with debt in 2022
2023 accretion of note discounts	(710,798)
Note discounts issued in conjunction with debt in 2023	970,200
Note discounts as of June 30, 2023	259,402
Convertible notes payable, net, as of June 30, 2023	529,298
Note discounts as of December 31, 2022
Convertible Promissory Note Seventeen [Member]
Short-Term Debt [Line Items]
Effective interest rate				90.00%